Segment Reporting - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) vessel terminal segment	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($)
Segment Reporting Information [Line Items]
Number of vessels | vessel	15	10
Number of terminals | terminal	1
Asset Impairment Charges		$ 7,500	$ 44,000
Voyage revenues	$ 710,744	$ 726,791	$ 624,480
Number of Reportable Segments | segment	2
Sales Revenue, Net | Customer Concentration Risk
Segment Reporting Information [Line Items]
Percentage of voyage revenues from major customers (less than)	10.00%
Sales Revenue, Net | Ras Laffan Liquefied Natural Gas Company Ltd. | Customer Concentration Risk
Segment Reporting Information [Line Items]
Percentage of voyage revenues from major customers (less than)	11.00%	10.00%	12.00%
Voyage revenues	$ 75,000	$ 74,200	$ 73,800
Sales Revenue, Net | INEOS Europe AG | Customer Concentration Risk
Segment Reporting Information [Line Items]
Percentage of voyage revenues from major customers (less than)	16.00%	16.00%	1000.00%
Voyage revenues	$ 115,400	$ 114,100
LNG segment
Segment Reporting Information [Line Items]
Number of vessels | vessel	50
Number of terminals | terminal	1
Voyage revenues	$ 566,614	563,514	$ 575,433
LNG segment | Corporate Joint Venture
Segment Reporting Information [Line Items]
Number of vessels | vessel	24
Natural Gas Liquid Segment
Segment Reporting Information [Line Items]
Number of vessels | vessel	40
Asset Impairment Charges			2,600
Voyage revenues	$ 144,130	$ 163,277	$ 49,047
Natural Gas Liquid Segment | Corporate Joint Venture
Segment Reporting Information [Line Items]
Number of vessels | vessel	30